Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Pledged Assets collateral and Activities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	$ 316,130	$ 278,604
Bank assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	181,067	144,177
Bank assets [member] | Securities [member] | NHA mortgaged back securities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	5,277
Bank assets [member] | Loans [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	$ 71,795	54,656
Bank assets [member] | Loans [member] | Securities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral		$ 4,519